Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-40556
Entity Registrant Name	Brightline Interactive, Inc./NV
Entity Central Index Key	0001854445
Entity Tax Identification Number	81-2958271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	21745 Red Rum Drive
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	(703)
Local Phone Number	594-7496
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BTLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false